UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2008

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 327-0306

Signature, Place, and Date of Signing:
Pamela Simms        Richmond, Virginia         August 12, 2008
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $165,042,898 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


06/30/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
3,506,571
50,389
x
ALL
37,157

13,232
A F L A C Inc
COMMON
001055102
1,171,848
18,660
x
ALL
14,960

3,700
A T & T Inc
COMMON
00206R102
397,508
11,799
x
ALL
11,096

703
Abbott Laboratories
COMMON
002824100
418,463
7,900
x
ALL
7,400

500
Alcon Inc
COMMON
H01301102
4,244,749
26,075
x
ALL
21,750

4,325
Altria Group Inc
COMMON
02209S103
1,135,776
55,242
x
ALL
37,420

17,822
Amgen Incorporated
COMMON
031162100
505,319
10,715
x
ALL
8,365

2,350
Apache Corp
COMMON
037411105
798,555
5,745
x
ALL
3,164

2,581
Automatic Data Processing
COMMON
053015103
4,422,042
105,538
x
ALL
86,456

19,082
Bank Of America Corp
COMMON
060505104
1,325,644
55,536
x
ALL
41,286

14,250
BB&T Corporation
COMMON
054937107
313,406
13,764
x
ALL
10,872

2,892
Becton Dickinson & Co Inc
COMMON
075887109
1,968,273
24,210
x
ALL
20,270

3,940
Bed Bath & Beyond
COMMON
075896100
2,626,507
93,470
x
ALL
75,190

18,280
Berkshire Hathaway Cl B
COMMON
084670207
762,280
190
x
ALL
114

76
BP PLC Sponsored ADRs
COMMON
055622104
236,121
3,394
x
ALL
1,710

1,684
C S X Corp
COMMON
126408103
251,240
4,000
x
ALL
0

4,000
Cameron Intl Corp
COMMON
13342B105
7,144,025
129,070
x
ALL
111,250

17,820
Carmax Inc
COMMON
143130102
2,341,421
165,005
x
ALL
127,755

37,250
Carnival Corp.
COMMON
143658300
3,831,600
116,250
x
ALL
94,500

21,750
ChevronTexaco Corporation
COMMON
166764100
653,861
6,596
x
ALL
4,975

1,621
Coca Cola Company
COMMON
191216100
209,220
4,025
x
ALL
3,025

1,000
Dentsply Intl Inc
COMMON
249030107
518,880
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
1,018,091
21,438
x
ALL
19,368

2,070
Electronic Arts
COMMON
285512109
1,484,406
33,410
x
ALL
26,217

7,193










Page Total


41,285,805.72





















06/30/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Emerson Electric Co
COMMON
291011104
2,340,765
47,336
x
ALL
40,128

7,208
Extra Space Storage Inc
COMMON
30225T102
2,188,032
142,450
x
ALL
118,325

24,125
Exxon Mobil Corporation
COMMON
30231G102
4,028,599
45,712
x
ALL
20,262

25,450
Fastenal Co
COMMON
311900104
3,956,175
91,663
x
ALL
77,354

14,309
Fortune Brands Inc
COMMON
349631101
485,862
7,785
x
ALL
3,310

4,475
General Electric Company
COMMON
369604103
6,130,157
229,680
x
ALL
171,338

58,342
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
3,089,519
69,867
x
ALL
55,703

14,164
Intel Corp
COMMON
458140100
487,596
22,700
x
ALL
17,600

5,100
J M Smucker Co New
COMMON
832696405
227,584
5,600
x
ALL
4,300

1,300
J P Morgan Chase & Co
COMMON
46625H100
412,955
12,036
x
ALL
11,836

200
Johnson & Johnson
COMMON
478160104
569,409
8,850
x
ALL
8,700

150
Kohl's Corp Com
COMMON
500255104
3,550,147
88,665
x
ALL
76,625

12,040
Kraft Foods Inc CL A
COMMON
50075N104
558,730
19,639
x
ALL
13,544

6,095
Linear Technology Corp
COMMON
535678106
3,759,229
115,420
x
ALL
97,560

17,860
Lowes Companies Inc
COMMON
548661107
555,685
26,780
x
ALL
15,250

11,530
Markel Corp
COMMON
570535104
8,037,300
21,900
x
ALL
21,850

50
Marlin Business Srvs Corp
COMMON
571157106
1,639,305
236,552
x
ALL
199,997

36,555
Marshall & Ilsley Corp
COMMON
571837103
1,783,814
116,361
x
ALL
96,605

19,756
McGraw-Hill Cos
COMMON
580645109
1,190,762
29,680
x
ALL
24,740

4,940
Medtronic Inc
COMMON
585055106
2,375,843
45,910
x
ALL
32,860

13,050
Mercury General Corp
COMMON
589400100
1,919,351
41,082
x
ALL
33,616

7,466
Meredith Corporation
COMMON
589433101
3,038,063
107,390
x
ALL
86,675

20,715
Microsoft Corp
COMMON
594918104
1,136,438
41,310
x
ALL
32,560

8,750
Noble Corp
COMMON
G65422100
4,681,667
72,070
x
ALL
62,750

9,320










Page Total


58,142,986.10


























06/30/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Norfolk Southern Corp
COMMON
655844108
291,416
4,650
x
ALL
250

4,400
Oneok Inc New
COMMON
682680103
698,074
14,296
x
ALL
12,071

2,225
Oracle Corporation
COMMON
68389X105
4,267,788
203,228
x
ALL
171,623

31,605
Pall Corp
COMMON
69642930
1,240,397
31,260
x
ALL
26,775

4,485
Paychex Inc
COMMON
704326107
3,027,868
96,799
x
ALL
80,150

16,649
Pepsico Incorporated
COMMON
713448108
6,452,350
101,468
x
ALL
76,760

24,708
PetSmart, Inc
COMMON
716768106
1,909,454
95,712
x
ALL
77,381

18,331
Pfizer Incorporated
COMMON
717081103
295,243
16,900
x
ALL
10,150

6,750
Philip Morris Intl
COMMON
718172109
5,323,106
107,777
x
ALL
83,000

24,777
Plum Creek Timber Co
COMMON
729251108
433,464
10,149
x
ALL
6,861

3,288
Portfolio Recovery Assoc
COMMON
73640Q105
4,283,063
114,215
x
ALL
95,000

19,215
Principal Financial Group
COMMON
74251V102
1,026,502
24,458
x
ALL
20,329

4,129
Procter & Gamble Co
COMMON
742718109
4,308,024
70,844
x
ALL
55,851

14,993
Royal Dutch Shell PLC A
COMMON
780259206
403,075
4,933
x
ALL
1,333

3,600
Sysco Corp
COMMON
871829107
5,208,056
189,315
x
ALL
146,248

43,067
The Southern Company
COMMON
842587107
328,178
9,398
x
ALL
3,248

6,150
Transocean Inc
COMMON
G90073100
4,735,824
31,077
x
ALL
24,610

6,467
UDR, Inc
COMMON
902653104
337,379
15,075
x
ALL
11,525

3,550
United Parcel Service B
COMMON
911312106
567,675
9,235
x
ALL
5,585

3,650
United Technologies Corp
COMMON
913017109
394,880
6,400
x
ALL
0

6,400
Varian Medical Systems
COMMON
92220P105
5,939,936
114,560
x
ALL
93,670

20,890
Vodafone Group Plc Adr
COMMON
92857W209
424,961
14,425
x
ALL
7,650

6,775
Wachovia Corp New
COMMON
929903102
255,375
16,444
x
ALL
14,214

2,230
Wshngtn Rl Est Invstmt Tr
COMMON
939653101
376,376
12,525
x
ALL
10,075

2,450










Page Total


52,528,463.07


























06/30/2008
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Wellpoint Hlth Ntwks New
COMMON
94973V107
3,906,690
81,970
x
ALL
65,059

16,911
Western Union
COMMON
959802109
4,586,747
185,548
x
ALL
154,869

30,679
Willis Group Holdings
COMMON
G96655108
3,598,108
114,699
x
ALL
90,882

23,817
Wilmington Trust Corp
COMMON
971807102
269,424
10,190
x
ALL
6,840

3,350
Wyeth
COMMON
983024100
724,676
15,110
x
ALL
7,360

7,750










Page Total


13,085,643.59


























Grand Total


165,042,898.48



























